July 31, 2000

                             THE LAZARD FUNDS, INC.
                            Supplement to Prospectus
                                Dated May 1, 2000

Listed below are estimated per share rates to be distributed from ordinary income and capital gains for the Portfolios of The Lazard Funds, Inc. The indicated Portfolios will be paying this distribution on August 7, 2000. The record date will be August 3, 2000 and the ex-dividend date will be August 4, 2000.


                                      ESTIMATED ORDINARY        ESTIMATED SHORT-TERM           ESTIMATED LONG-TERM
                                        INCOME DIVIDEND             CAPITAL GAIN                  CAPITAL GAIN
PORTFOLIO                                  PER SHARE           DISTRIBUTION PER SHARE        DISTRIBUTION PER SHARE

----------------------------------- ------------------------ --------------------------- --------------------------------

Lazard Equity                               $0.008                       -                            $0.44

Lazard International Equity                  $0.17                     $0.12                          $0.21

Lazard International                           -                         -                              -
Fixed-Income

Lazard Bond                                    -                         -                              -

Lazard Strategic Yield                       $0.16                       -                              -

Lazard Small Cap                             $0.13                     $0.31                          $0.47

Lazard Emerging Markets                        -                         -                              -

Lazard International Small Cap               $0.01                     $0.05                          $0.07

Lazard Global Equity                           -                         -                            $0.06

Lazard Mid Cap                                 -                       $1.57                            -

Lazard High Yield                              -                         -                              -

Please be advised that these estimates may change prior to payable date due to changes in shares outstanding. You will be receiving formal tax information regarding your account, from the Fund, in January 2001. Please consult your tax advisor as to how these distributions may affect your individual tax returns.